Non-cash Transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Non-cash Transactions
31.	NON-CASH TRANSACTIONS

Below is a list of transactions that did not involve cash flow movements in the fiscal year of acquisition:

	12.31.2017	12.31.2016
- Acquisition of Property, plant and equipment financed with trade payables	9,671,103	279,966,554
- Acquisition of 2.36% of interest in Cofesur S.A. (*)	35,434,064	—
- Acquisition of interest in Yguazú Cementos S.A. financed with the settlement of loans with related parties (Note 16)	97,583,285	518,091,291
- Accounts payable settlement with amounts receivable under financial leasing	—	172,579,157
- Settlement of receivable for acquisition of Property, plant and equipment	34,932,897	—

(*)	Loma Negra C.I.A.S.A. applied an advance for acquisition of investment to the payment of the additional equity.